Income Taxes (Details) $ / shares in Units, $ in Thousands, $ in Millions	1 Months Ended	6 Months Ended
	Mar. 21, 2018 HKD ($)	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($) $ / shares
Income Taxes (Details) [Line Items]
Profits tax rate (in Dollars)	$ 2	$ (4,343)	$ (3,328)
Percentage of tax	8.25%
Hong kong tax rate	16.50%
Enterprise tax rate		25.00%	25.00%
Preferential income tax rate		0.00%	0.00%
Favorable tax rate amounted (in Dollars) | $		$ 4,343	$ 3,328
Per share effect of the favorable tax rate (in Dollars per share) | $ / shares		$ 0.07	$ 0.07
Withholding income tax rate		10.00%	10.00%
Subject to withholding tax rate		5.00%	5.00%
Beijing Wisdom [Member]
Income Taxes (Details) [Line Items]
Income tax description		Beijing Glary Wisdom was recognized as small low-profit enterprise, enjoying the income tax preferential rate of 5% and 2.5% for taxable income less than 1 million respectively, and 10% of taxable income more than 1 million and less than 3 million.. Beijing Leshare was recognized as a high-tech enterprise and received a preferential income tax rate of 15%. Horgos, Horgos Glory Prosperity, Horgos Glary Wisdom are subject to a preferential income tax rate of 0% for a period from 2017 to 2020 , and Horgos Technology is subject to a preferential income tax rate of 0% for a period from 2020 to 2024, as they are all incorporated in the Horgos Economic District, Xinjiang province.
Preferential income tax rate		2.50%	5.00%
Subsidiary [Member]
Income Taxes (Details) [Line Items]
Preferential income tax rate		0.00%
Horgos Technology [Member]
Income Taxes (Details) [Line Items]
Preferential income tax rate		0.00%
Leshare Beijing [Member]
Income Taxes (Details) [Line Items]
Preferential Income Tax Rate		15.00%	15.00%